Share capital - Disclosure of detailed information about warrants outstanding (Details)	Dec. 31, 2019 CAD ($) Share Years	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrant [Line Items]
Exercise price | $	$ 0.29	$ 0.20	$ 0.18
Number of warrants outstanding | Share	11,870,000	23,876,800	25,454,600
$0.08
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrant [Line Items]
Exercise price | $	$ 0.08
Weighted average contractual life (years) | Years	0.67
Number of warrants outstanding | Share	5,508,333
$0.10
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrant [Line Items]
Exercise price | $	$ 0.10
Weighted average contractual life (years) | Years	1.25
Number of warrants outstanding | Share	975,000
$0.45
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrant [Line Items]
Exercise price | $	$ 0.45
Weighted average contractual life (years) | Years	0.82
Number of warrants outstanding | Share	3,375,000
$0.70
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrant [Line Items]
Exercise price | $	$ 0.70
Weighted average contractual life (years) | Years	0.99
Number of warrants outstanding | Share	2,011,667
$0.29
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrant [Line Items]
Exercise price | $	$ 0.29
Weighted average contractual life (years) | Years	0.81
Number of warrants outstanding | Share	11,870,000